Gains/(Losses) on financial assets and liabilities at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gain (Loss) from government securities	$ 121,633,115	$ 203,511,150	$ (149,667,823)
Gain (Loss) from private securities	18,049,293	14,492,706	21,042,736
Gain (Loss) from corporate bonds	4,265	1,989,908	3,935,954
Interest rate swaps	(188,203)	1,355,571	(509,265)
Gain (Loss) from foreign currency forward transactions	(14,328,887)	(19,586,349)	67,416,100
Gain (Loss) from put options	0	(902,112)	(1,495,859)
Others	222,028	3,783	490
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	$ 125,391,611	$ 200,864,657	$ (59,277,667)